Discontinued Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Line Items]
Purchaser	$ 203,319	$ 203,319
Convertible preferred stock		100
Note receivable	$ 104,000	$ 100,000
Convertible preferred stock	7,000,000	7,000,000	7,000,000
Principal amount promissory note		100,000
Purchaser common stock		4,700
Purchaser note bears interest percent		8.00%
Discontinued Operations [Member]
Discontinued Operations [Line Items]
Purchaser note bears interest percent	8.00%
Common Stock [Member]
Discontinued Operations [Line Items]
Convertible preferred stock	100
Promissory Notes [Member]
Discontinued Operations [Line Items]
Principal amount promissory note	$ 100,000
Series B Convertible Preferred stock [Member]
Discontinued Operations [Line Items]
Convertible preferred stock	10,000
Convertible preferred stock		10,000
Series B Convertible Preferred stock [Member] | Common Stock [Member]
Discontinued Operations [Line Items]
Convertible preferred stock	4,700
Exousia Ai, Inc.[Member]
Discontinued Operations [Line Items]
Purchase	100.00%	100.00%
Current liabilities	$ 103,319	$ 103,319
Exousia Ai, Inc.[Member] | Stock Purchase Agreement [Member]
Discontinued Operations [Line Items]
Purchase		100.00%